Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic Earnings (Loss) Per Share

Basic earnings (loss) per share are calculated by dividing net income (loss) attributable to equity holders of the Company by the weighted average number of common shares outstanding as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023

Net loss	$(26,948,922)	$(19,133,658)
Weighted average number of common shares outstanding	68,401,442	58,191,317
Basic net loss per common share	$(0.33)	$(0.33)